Per Share Data (Reconciliation of Differences between Basic and Diluted Earnings Per Share) (Detail) - JPY (¥) ¥ / shares in Units, shares in Thousands, ¥ in Millions	6 Months Ended
	Sep. 30, 2026	Sep. 30, 2025
Earnings Per Share [Abstract]
Net Income attributable to ORIX Corporation Shareholders from continuing operations	¥ 766,676	¥ 262,525
Adjustment to Net Income from continuing operations	(227)	(46)
Net income from continuing operations used to calculate basic earnings per share	766,449	262,479
Adjustment to Net Income from continuing operations	227	46
Net income from continuing operations used to calculate diluted earnings per share	¥ 766,676	¥ 262,525
Weighted-average shares	1,090,178	1,127,416
Effect of dilutive securities —
Stock compensation	2,639	2,587
Weighted-average shares for diluted EPS computation	1,092,817	1,130,003
Earnings per share for net income attributable to ORIX Corporation Shareholders from continuing operations:
Basic	¥ 703.05	¥ 232.82
Diluted	¥ 701.56	¥ 232.32